Stockholders' Equity - Additional Information (Details)								1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Feb. 08, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) $ / shares shares	Jan. 07, 2020 USD ($) $ / shares shares	Oct. 18, 2019 USD ($) $ / shares	Apr. 09, 2019 USD ($) Agreement $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) TradingDay $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 shares	Nov. 30, 2019 shares
Stock Offering
Proceeds from issuance of common stock through at-the-market sales agreement, net of issuance costs | $															$ 11,896,000	$ 824,000
Warrants to purchase common stock									2,117,094	2,117,094	2,117,094	2,117,094	2,117,094	2,117,094	2,117,094	2,118,094
Remeasured fair value of warrants | $									$ 581,000			$ 581,000	$ 3,029,000		$ 19,711,000
Change in fair value of warrant liability | $									$ (2,448,000)	$ (7,670,000)			$ (16,682,000)		$ 375,000	$ 0
Number of underwriting agreements | Agreement							2
Aggregate gross proceeds from public offerings | $							$ 70,000,000
Underwriting discounts and commissions and estimated offering expenses payable | $							$ 5,000,000
Preferred stock, shares outstanding									0			0	0		0			666
Conversion of series A stock into common stock																		666,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.001			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized									10,000,000			10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.001			$ 0.001	$ 0.001		$ 0.001
Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Remeasured fair value of warrants | $									$ 124,480	$ 1,931,921	$ 1,931,921	$ 124,480		$ 1,931,921
Change in fair value of warrant liability | $												$ (1,807,441)		$ 3,915,393
Preferred stock, shares outstanding									0	0	0	0		0
Warrants outstanding and remain unexercised									3,104,318	3,104,318	3,104,318	3,104,318		3,104,318			8,937,651
Fair value of warrants | $				$ 3,400,000					$ 1,800,000			$ 1,800,000
Gain on warrant exchange | $														$ 2,228,697
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized									10,000,000	10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
2016 Plan
Stock Offering
Preferred stock, shares outstanding									0			0
Series A Convertible Preferred Stock
Stock Offering
Share price (in dollars per share) | $ / shares									$ 6.57			$ 6.57	$ 6.57
Preferred stock, shares outstanding													0					666
Convertible preferred stock beneficial conversion feature | $									$ 600,000				$ 600,000
2019 Warrants
Stock Offering
Warrants to purchase common stock																2,118,344
Warrant exercise price of common stock per share | $ / shares									$ 8.625			$ 8.625	$ 8.625
Warrants expiration date									Oct. 10, 2022				Oct. 10, 2022
Maximum ownership percentage to total number stock issued and outstanding holder is prohibited from conversion									4.99%				4.99%
Notice period for change in owning percentage									61 days				61 days
Warrants outstanding and remain unexercised													2,117,094
Fair value of warrants | $									$ 9,000,000				$ 9,000,000
Class A Warrants
Stock Offering
Warrants outstanding and remain unexercised									2,117,094			2,117,094
Share Exchange Agreements [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Warrants to purchase common stock				5,833,333
Share Leak Out Agreement Trading Restrictions On Exchange Shares Description												trading restrictions with respect to the Exchange Shares, which (i) for the first 90 days, prohibit any sales of Exchange Shares, (ii) for the subsequent 90 days, limit sales of Exchange Shares on any day to 2.5% of that day’s trading volume of Common Stock, and (iii) prohibit new short positions or short sales on Common Stock for the combined 180 day period.
Gain on warrant exchange | $				$ 1,900,000
Warrant Exchange Agreements [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Warrants to purchase common stock				2,166,667
Warrant exercise price of common stock per share | $ / shares				$ 1.8
Warrants expiration date				Apr. 02, 2024
Number of common stock shares applicable for leak-out restrictions under leak-out agreement				893,750
Fair value of warrants | $				$ 7,300,000
Warrant Exchange Agreements [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Nonoperating Income (Expense) [Member]
Stock Offering
Change in fair value of warrant liability | $											$ 300,000			$ 3,700,000
Gain on warrant exchange | $				$ 300,000
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Expected volatility | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				73
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Measurement Input, Share Price [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				1.7
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Measurement Input, Expected Term [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				3 years 10 months 13 days
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Measurement Input, Risk Free Interest Rate [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				0.28
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Fair value of warrants | $				$ 1,700,000
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Expected volatility | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				73
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Measurement Input, Share Price [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				1.64
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Measurement Input, Expected Term [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				3 years 10 months 13 days
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Measurement Input, Risk Free Interest Rate [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				0.27
Warrant Exchange Agreements [Member] | Class Of Warrant Or Right Issued Date Five [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Fair value assumptions				7
Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Share price (in dollars per share) | $ / shares					$ 2
Milestone payments upon occurrence of milestone event payable | $					$ 20,000,000
Milestone payments upon occurrence of milestone event payable in cash | $					10,000,000
Milestone payments upon occurrence of milestone event payable in shares | $					$ 10,000,000
Milestone payments upon occurrence of milestone event payable in shares, Percentage of premium over share price					15.00%
Restricted Period For Sale Of Shares Description					shares will be restricted from sale until the earlier of three months following the milestone event or the three-year anniversary of the agreement.
Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Warrant [Member]
Stock Offering
Common stock purchase warrants outstanding and exercisable									3,074,551	3,074,551	3,074,551	3,074,551		3,074,551
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares designated and reserved for future issuance									10,000			10,000
Stock conversion ratio equal to quotient of $1,000												1.15
Threshold Trading Days For Computation Of Weighted Average Price On Conversion Of Stock | TradingDay												7
Registered Direct Offering [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Proceeds from issuance of common stock through at-the-market sales agreement, net of issuance costs | $	$ 100,000,000
Related cost offset the proceeds | $	$ 6,200,000
Weighted Average | 2019 Warrants | Expected volatility
Stock Offering
Fair value of weighted average volatility							86.06%		86.06%
Weighted Average | 2019 Warrants | Dividend yield
Stock Offering
Fair value of weighted expected term							3 years 6 months		3 years 6 months
Common Stock | Series A Convertible Preferred Stock
Stock Offering
Conversion of series A stock into common stock																		666,000
Common Stock | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Warrant exercise price of common stock per share | $ / shares									$ 1.8			$ 1.8
Warrants outstanding and remain unexercised									2,166,667			2,166,667
Common Stock | Share Exchange Agreements [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares issued				2,406,250
Common Stock | Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares issued					10,000,000
Common Stock | Registered Direct Offering [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares issued	40,000,000
Share price (in dollars per share) | $ / shares	$ 2.5
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Share price (in dollars per share) | $ / shares									$ 0.35	$ 1.78	$ 1.78	$ 0.35		$ 1.78
Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Expected volatility | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Fair value assumptions									98	78	78	98		78
Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Measurement Input, Expected Term [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Fair value assumptions									2 years 3 days	3 years 3 days	3 years 3 days	2 years 3 days		3 years 3 days
Warrant [Member] | Class Of Warrant Or Right Issued Date Four [Member] | Measurement Input, Risk Free Interest Rate [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Fair value assumptions									2.28	0.35	0.35	2.28		0.35
Underwritten Public Offering
Stock Offering
Shares issued		5,400,000						5,400,000
Public offering price per share | $ / shares		$ 14						$ 14
Proceeds from issuance of common stock through at-the-market sales agreement, net of issuance costs | $		$ 75,600,000						$ 75,600,000
Underwriting discounts and commissions and other transaction expenses | $		$ 5,100,000						$ 5,100,000
Private Placement
Stock Offering
Warrants to purchase common stock									2,828,125	2,828,125	2,828,125	2,828,125	2,828,125	2,828,125	2,828,125
Gross proceeds of private placement | $			$ 90,500,000
Transaction costs | $			400,000
Initial fair value of warrants at issuance | $			$ 19,300,000
Remeasured fair value of warrants | $									$ 600,000			$ 600,000	$ 3,000,000		$ 19,700,000
Change in fair value of warrant liability | $													$ 16,700,000		$ 400,000
Private Placement | Common Stock
Stock Offering
Shares issued			10,312,500
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Private Placement | Pre-Funded Warrant
Stock Offering
Warrants to purchase common stock			1,000,000
Share price (in dollars per share) | $ / shares			$ 8
Private Placement | Warrant [Member]
Stock Offering
Share price (in dollars per share) | $ / shares			$ 7.99
Private Placement | Warrant [Member] | Maximum
Stock Offering
Warrants to purchase common stock			2,828,125
Public Offering | Class A Warrants
Stock Offering
Warrant exercise price of common stock per share | $ / shares							$ 8.625
Warrants expiration date							Oct. 10, 2022
Public Offering | Common Stock Agreement | 2019 Warrants
Stock Offering
Warrants to purchase common stock							1,951,844
Share price (in dollars per share) | $ / shares							$ 7.5		$ 7.5			$ 7.5	$ 7.5
Public Offering | Common Stock Agreement | Class A Warrants
Stock Offering
Warrants to purchase common stock							1,951,844
Share price (in dollars per share) | $ / shares							$ 7.5
Public Offering | Preferred Stock Agreement | Series A Convertible Preferred Stock
Stock Offering
Shares issued							666
Public Offering | Preferred Stock Agreement | 2019 Warrants
Stock Offering
Warrants to purchase common stock							166,500
Share price (in dollars per share) | $ / shares							$ 7,500
Public Offering | Preferred Stock Agreement | Class A Warrants
Stock Offering
Warrants to purchase common stock							166,500
Share price (in dollars per share) | $ / shares							$ 7,500
Public Offering | Common Stock | Common Stock Agreement
Stock Offering
Shares issued							8,667,333
Open Market Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares issued														4,453,939
Proceeds from issuance of common stock through at-the-market sales agreement, net of issuance costs | $														$ 6,100,000
Payment of commission rate from gross proceeds						3.00%
Related cost offset the proceeds | $														$ 300,000
Available for offering | $									$ 22,200,000			$ 22,200,000
Open Market Sale Agreement [Member] | Maximum | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Aggregate offering | $						$ 30,000,000
Open Market Sale Agreement [Member] | Maximum | Tyme Technologies, Inc. and Subsidiaries [Member] | Interest Rate Floor [Member]
Stock Offering
Share price (in dollars per share) | $ / shares						$ 1